SIGNIFICANT ACCOUNTING POLICIES, Income Tax and Deferred Income Tax through Earnings Per Share (Details) - ARS ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Income tax and deferred income tax [Abstract]
Provisions for income taxes		$ 0	$ 0
Tax on minimum presumed income ("TOMPI") [Abstract]
Statutory tax rate on TOMPI		1.00%
Term of carry forward period for excess income tax		10 years
Provisions for tax on income presumed income		$ 0	0
Equity accounts [Abstract]
Percentage of legal reserve of net income		5.00%
Percentage of legal reserve on sum of Capital stock and Adjustment to capital stock balances		20.00%
Earnings per share [Abstract]
Net income attributable to owners of the Company		$ 11,415,836	$ 5,751,193		$ 1,106,295
Average number of outstanding shares (in shares)	[1]	788,405,563	794,495,283	[2]	794,495,283	[2]
Basic and diluted earnings per share (in pesos per share)		$ 14.48	$ 7.24	[2]	$ 1.39	[1],[2]

[1]	The weighted average of the number of shares considers the effect of the weighted average of the changes originated in the transactions with treasury shares made during the year.
[2]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)